INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating losses carried forward	$ 191,685	$ 216,542
Depreciation and amortization	247,982	247,041
Lease liabilities	42,373	39,101
Other	38,063	19,300
Sub-total	520,103	521,984
Valuation allowances	(472,493)	(477,834)
Total deferred tax assets	47,610	44,150
Deferred tax liabilities
Right-of-use assets	(20,988)	(20,366)
Land use rights	(34,274)	(35,546)
Intangible assets	(11,220)	(8,800)
Unrealized capital allowances	(3,637)	(3,446)
Other	(12,081)	(12,700)
Total deferred tax liabilities	(82,200)	(80,858)
Deferred tax liabilities, net	$ (34,590)	$ (36,708)